Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 01, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain company financial metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to “Compensation Discussion and Analysis” above.

The following table provides information showing the relationship during fiscal 2020, 2021, 2022, 2023 and 2024 between (1) compensation “actually paid” (“CAP” as defined by the SEC rule and further described below) to (a) each person serving as our principal executive officer (“PEO”) and (b) our non-PEO NEOs, on an average basis, and (2) the Company’s financial performance based on Total Shareholder Return (“TSR”) and Net Income, and the Company-selected metric Revenue. Information in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

					Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Former PEO(1) ($)	Compensation Actually Paid to Former PEO(2) ($)	Summary Compensation Table Total for Current PEO(3) ($)	Compensation Actually Paid to Current PEO(4) ($)		Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Total Share- holder Return(7) ($)	Peer Group Total Share- holder Return(7)(8) ($)	Net Income ($M)	Revenue ($M)(9)
2024	—	—	8,429,289	15,254,439	2,472,846	3,848,778	115.29	205.28	235	1,843
2023	—	—	7,890,857	13,246,252	2,908,481	4,183,733	74.27	169.82	171	1,780
2022	5,432,772	(5,857,591)	5,164,747	3,139,666	1,902,297	974,991	43.86	141.94	71	1,662
2021	6,150,602	1,948,362	—	—	1,775,991	868,992	77.29	158.53	128	1,602
2020	5,265,975	6,799,672	—	—	1,531,303	1,875,859	105.88	122.85	112	1,474

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)	The Former PEO is Rexford Tibbens. Mr. Tibbens served as our CEO during fiscal 2020, fiscal 2021 and fiscal 2022 until June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Tibbens for each corresponding year in the “Total” column of the “Summary Compensation Table” previously reported in our 2023 Proxy Statement.
(3)	The Current PEO is William Cobb. Mr. Cobb has served as our CEO since June 1, 2022. The dollar amounts reported in this column represent the total amounts reported for Mr. Cobb for fiscal 2022, 2023 and 2024 in the “Total” column of the “Summary Compensation Table” of this Proxy Statement.

Peer Group Issuers, Footnote [Text Block]

(8)	For purposes of this disclosure, the Company used the S&P 500 Professional and Commercial Services Industry Group Index (the “Index”) as its peer group, consistent with the prior year.

Adjustment To PEO Compensation, Footnote

Mr. Cobb.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Cobb in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Cobb during fiscal 2024.

Description	2024 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	6,825,150
(a)	The amounts added or deducted in calculated stock and performance option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments* ($)
2024	(6,200,026)	10,608,932	1,578,970	—	837,273	—	—	6,825,150
*	Sums may not add up due to rounding.

Non-PEO NEO Average Total Compensation Amount			$ 2,472,846	$ 2,908,481	$ 1,902,297	$ 1,775,991	$ 1,531,303
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,848,778	4,183,733	974,991	868,992	1,875,859
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs.

In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for our non-PEO NEOs the following adjustments were made to the amounts reported in the “Summary Compensation Table.” Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other NEOs as a group for fiscal 2024.

Description	2024 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	1,375,932
(a)	The amounts added or deducted in calculated stock and option award adjustments include:

Year	Deduction for Grant-Date Fair Value of Equity Awards Granted in the Year ($)	Year-End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments* ($)
2024	(1,374,985)	2,352,751	391,356	—	6,810	—	—	1,375,932
*	Sums may not add up due to rounding.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2024 to Company Performance

SEC rules require that we disclose the most important financial performance measures that the Company uses to link compensation actually paid to our NEOs for fiscal 2024 to Company performance. These measures are as follows:

Financial Measures Linking Compensation to Performance
Revenue
Adjusted EBITDA
Stock Price

For further information about our compensation program and the ways in which compensation actually paid to our NEOs is linked to Company financial performance, as well as the use of the above financial measures in our executive compensation program, see the “Compensation Discussion and Analysis” section above.

Total Shareholder Return Amount			$ 115.29	74.27	43.86	77.29	105.88
Peer Group Total Shareholder Return Amount			205.28	169.82	141.94	158.53	122.85
Net Income (Loss) Attributable to Parent			$ 235,000,000	$ 171,000,000	$ 71,000,000	$ 128,000,000	$ 112,000,000
Company Selected Measure Amount			1,843,000,000	1,780,000,000	1,662,000,000	1,602,000,000	1,474,000,000
PEO Name	Mr. Tibbens	Mr. Cobb	Mr. Cobb	Mr. Cobb		Mr. Tibbens	Mr. Tibbens
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Non-GAAP Measure Description [Text Block]

(9)	For purposes of Item 402(v) of Regulation S-K, we have identified Revenue as our Company Selected Metric. Although Revenue is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation actually paid to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Stock Price
PEO [Member] | Change In Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0
Non-PEO NEO [Member] | Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Stockand Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,375,932
Non-PEO NEO [Member] | Deduction For Grant Date Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,374,985)
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding And Unvested Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,352,751
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			391,356
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,810
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,375,932
Tibbens [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	$ 0	$ 5,432,772	$ 6,150,602	$ 5,265,975
PEO Actually Paid Compensation Amount			0	0	(5,857,591)	1,948,362	6,799,672
Cobb [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,429,289	7,890,857	5,164,747	0	0
PEO Actually Paid Compensation Amount			15,254,439	$ 13,246,252	$ 3,139,666	$ 0	$ 0
Cobb [Member] | PEO [Member] | Change In Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Cobb [Member] | PEO [Member] | Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Cobb [Member] | PEO [Member] | Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Cobb [Member] | PEO [Member] | Stockand Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,825,150
Cobb [Member] | PEO [Member] | Deduction For Grant Date Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,200,026)
Cobb [Member] | PEO [Member] | Year End Fair Value Of Outstanding And Unvested Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,608,932
Cobb [Member] | PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,578,970
Cobb [Member] | PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Cobb [Member] | PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			837,273
Cobb [Member] | PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Cobb [Member] | PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Cobb [Member] | PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 6,825,150